UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    February 12, 2010


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         90

Form 13F Information Table Value Total:       1,505,521 (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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                                                                FORM 13F INFORMATION TABLE


					Title of		Value 		Shares/		SH/	PUT/	Invtmnt	Other	      Voting Authority
Issuer					Class	CUSIP		* $1000		PRN Amount	PRN	CALL	Dscretn	Mgrs	Sole	  Shared    None


ALCOA INC 5.25% 3/15/14			CB	013817AT8	27,733		10,650,000	PRN		SOLE		10,650,000
AFFILIATED COMPUTER SERVICES		CS	008190100	39,314		658,640		SH		SOLE		658,640
APPLE INC				CS	037833100	6,273		29,770		SH		SOLE		29,770
American Eagle Outfitters Inc		CS	02553E106	1,698		100,000		SH		SOLE		100,000
AETNA INC				CS	00817Y108	1,870		59,000		SH		SOLE		59,000
ALLERGAN INC				CS	018490102	4,014		63,700		SH		SOLE		63,700
AMERICAN ITALIAN PASTA CO		CS	027070101	2,176		62,600		SH		SOLE		62,600
AK STEEL HOLDING CORP			CS	001547108	3,416		160,000		SH		SOLE		160,000
AMGEN INC 0.375% 2/1/13			CB	031162AQ3	5,038		5,000,000	PRN		SOLE		5,000,000
AMGEN INC 0.125% 2/11			CB	031162AN0	39,425		40,000,000	PRN		SOLE		40,000,000
AOL INC					CS	00184X105	1,631		70,043		SH		SOLE		70,043
ANADARKO PETROLEUM CORP			CS	032511107	4,862		77,900		SH		SOLE		77,900
BANK OF AMERICA CORP 			PS	060505419	175,513		11,763,619	SH		SOLE		11,763,619
BHP-BILLITON PLC ADR			CS	05545E209	1,679		26,300		SH		SOLE		26,300
BRANDYWINE OPER PRTNRSHIP 3.875% 10/26	CB	105340AH6	8,815		9,000,000	PRN		SOLE		9,000,000
Baker Hughes Inc			CS	057224107	878		21,700		SH		SOLE		21,700
BROCADE COMMUNICATIONS SYSTEMS		OC	111621306	954		1,250			CALL	SOLE		1,250
BROCADE COMMUNICATIONS SYSTEMS		CS	111621306	3,408		446,700		SH		SOLE		446,700
Boston PPTYS LTD PRTNR 2.875% 2/37	CB	10112RAK0	31,830		32,500,000	PRN		SOLE		32,500,000
BURLINGTON NORTHERN SANTA FE		CS	12189T104	308,506		3,128,200	SH		SOLE		3,128,200
CITIGROUP INC				CS	172967101	89,216		26,953,375	SH		SOLE		26,953,375
CONTINENTAL AIRLINES CL B		CS	210795308	2,906		162,151		SH		SOLE		162,151
Cameron International Corp		CS	13342B105	12,812		306,500		SH		SOLE		306,500
CELANESE CORP 4.25% Preferred		CNVPFD	150870202	8,164		200,000		SH		SOLE		200,000
Brink's Home Security Holdings		CS	109699108	8,979		275,081		SH		SOLE		275,081
CORNELL COS				CS	219141108	395		17,402		SH		SOLE		17,402
CITRIX SYSTEMS INC			CS	177376100	749		18,000		SH		SOLE		18,000
COVANTA HOLDING CORP			CS	22282E102	2,110		116,633		SH		SOLE		116,633
CVS CAREMARK CORP			CS	126650100	5,637		175,000		SH		SOLE		175,000
Corrections Corp of America		CS	22025Y407	2,701		110,000		SH		SOLE		110,000
DEUTSHE TELEKOM				CS	251566105	14,192		965,398		SH		SOLE		965,398
DIRECTV 				CS	25490A101	49,025		1,470,451	SH		SOLE		1,470,451
DEVON ENERGY CORP			OC	25179M103	5,513		750			CALL	SOLE		750
ENERGY INFRASTRUCTURE			CS	29269P109	4		89,041		SH		SOLE		89,041
FOMENTO ECONOMICO MEXICANO SAB		CS	344419106	1,556		32,500		SH		SOLE		32,500
FOSTER WHEELER AG			CS	H27178104	1,847		62,746		SH		SOLE		62,746
SAPPHIRE INDUSTRIALS CORP		CS	80306T109	5,924		590,000		SH		SOLE		590,000
GAMESTOP CORP				CS	36467W109	2,352		107,200		SH		SOLE		107,200
HALIBURTON CO				CS	406216101	1,926		64,000		SH		SOLE		64,000
Hess Corp				CS	42809H107	1,663		27,480		SH		SOLE		27,480
HOST HOTELS & RESORTS			CS	44107P104	526		45,100		SH		SOLE		45,100
INTEL CORP				CS	458140100	1,860		91,170		SH		SOLE		91,170
IRIDIUM COMMUNICATIONS INC		CS	46269C102	2,216		275,679		SH		SOLE		275,679
SUN MICROSYSTEMS INC			CS	866810203	226,830		24,234,016	SH		SOLE		24,234,016
LIBERTY ACQUISTION HOLDINGS		CS	53015Y107	13,876		1,435,000	SH		SOLE		1,435,000
LORILLARD INC				CS	544147101	5,785		72,100		SH		SOLE		72,100
LOUISIANA-PACIFIC CORP			CS	546347105	1,849		264,904		SH		SOLE		264,904
LIBERTY	MEDIA CORP			CS	53071M708	6,247		135,361		SH		SOLE		135,361
LUFKIN INDUSTRIES			CS	549764108	2,401		32,801		SH		SOLE		32,801
MEDTRONIC 1.625% 4/15/13		CB	585055AM8	13,061		12,500,000	PRN		SOLE		12,500,000
MEAD JOHNSON NUTRITION CO		CS	582839106	10,131		231,836		SH		SOLE		231,836
MARTIN MARIETTA MATERIALS		CS	573284106	10,168		113,722		SH		SOLE		113,722
MONSANTO CO				CS	61166W101	4,088		50,000		SH		SOLE		50,000
MOTOROLA INC				CS	620076109	6,127		789,625		SH		SOLE		789,625
ARCELORMITTAL SA LUXEMBOURG 5% 5/015/1	CB	03938LAK0	840		500,000		PRN		SOLE		500,000
Nexen Inc				CS	65334H102	2,364		98,783		SH		SOLE		98,783
OSHKOSH CORP				CS	688239201	6,481		175,022		SH		SOLE		175,022
PFIZER INC				CS	717081103	34,976		1,922,821	SH		SOLE		1,922,821
POLYCOM INC				CS	73172K104	1,024		41,000		SH		SOLE		41,000
PXD 2.875% 1/15/38			CB	723787AH0	17,438		16,457,000	PRN		SOLE		16,457,000
QUALCOMM INC				CS	747525103	2,313		50,000		SH		SOLE		50,000
QWEST COMMUNICATIONS			CS	749121109	3,269		776,508		SH		SOLE		776,508
TRANSOCEAN INC	1.625% 12/37		CB	893830AU3	9,896		10,000,000	PRN		SOLE		10,000,000
TRANSOCEAN INC	1.5%   12/37		CB	893830AV1	87,812		90,500,000	PRN		SOLE		90,500,000
TRANSOCEAN INC	1.5%   12/37		CB	893830aw9	9,643		10,000,000	PRN		SOLE		10,000,000
SLM CORP				CS	78442P106	2,254		200,000		SH		SOLE		200,000
STERLITE INDUSTRIES INDIA 4% 10/30/14	CB	859737AB4	5,244		5,000,000	PRN		SOLE		5,000,000
STERLITE INDUSTRIES INDIA		OP	859737907	3,280		1,800			PUT	SOLE		1,800
STANDARD PACIFIC 6% 10/1/12		CB	853763AA8	7,535		7,932,000	PRN		SOLE		7,932,000
SPDR TRUST SERIES 1			CS	78462F103	2,066		18,541		SH		SOLE		18,541
SIMPSON MANUFACTURING			CS	829073105	1,506		56,000		SH		SOLE		56,000
TERADYNE INC 4.5% 3/15/14		CB	880770AE2	6,311		3,000,000	PRN		SOLE		3,000,000
TEVA PHARMACEUTICAL			CS	881624209	3,051		54,300		SH		SOLE		54,300
TIBCO SOFTWARE INC			CS	88632Q103	1,294		134,500		SH		SOLE		134,500
TERRA INDUSTRIES INC			CS	880915103	5,150		160,000		SH		SOLE		160,000
TERRA INDUSTRIES			OC	880915103	11,025		3,425			CALL	SOLE		3,425
TAKE-TWO INTERACTIVE SOFTWARE		CS	874054109	1,773		176,559		SH		SOLE		176,559
TRIAN ACQUISITION CORP			CS	89582E108	2,686		273,000		SH		SOLE		273,000
TYCO INTERNATIONAL LTD			CS	H89129104	7,445		208,649		SH		SOLE		208,649
TIME WARNER CABLE INC			CS	88732J108	1,798		43,440		SH		SOLE		43,440
UNITED DOM RLTY 3.625% 9/11		CB	910197AM4	11,805		12,000,000	PRN		SOLE		12,000,000
UNITEDHEALTH GROUP INC			CS	91324P102	2,655		87,100		SH		SOLE		87,100
PALM INC				OC	696643105	8,830		8,812			CALL	SOLE		8,812
VALE SA					CS	91912E105	1,161		40,000		SH		SOLE		40,000
VULCAN MATERIALS CO			CS	929160109	4,419		83,900		SH		SOLE		83,900
WELLPOINT INC				CS	94973V107	1,419		24,350		SH		SOLE		24,350
WABASH NATIONAL				CS	929566107	39		20,805		SH		SOLE		20,805
REIS INC				CS	75936P105	5,138		847,870		SH		SOLE		847,870
US STEEL CORP 4% 5/15/14		CB	912909AE8	24,306		13,000,000	PRN		SOLE		13,000,000
Ishares MSCI EMERGING MKTS		OC	464287234	15,409		3,713			CALL	SOLE		3,713
								1,505,521

















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